Organization and Principal Activities	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Bit Digital, Inc. (“BTBT” or the “Company”), formerly known as Golden Bull Limited, is a holding company incorporated on February 17, 2017, under the laws of the Cayman Islands. The Company is currently engaged in the bitcoin mining business through its wholly owned subsidiaries in the United States and Canada.

The accompanying consolidated financial statements reflect the activities of the Company and each of the following entities:

Name	Background	Ownership
Bit Digital USA, Inc. (“BT USA”)	● A United States company ● Incorporated on September 1, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Canada, Inc. (“BT Canada”)	● A Canadian company ● Incorporated on February 23, 2021 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Hong Kong Limited (“BT HK”)	● A Hong Kong company ● Acquired on April 8, 2020 ● Engaged in bitcoin mining business	100% owned by Bit Digital, Inc.
Bit Digital Strategies Limited (“BT Strategy”)	● A Hong Kong company ● Incorporated on June 1, 2021 ● Engaged in treasury management activities	100% owned by Bit Digital, Inc.
Bit Digital Singapore PTE. LTD. (“BT Singapore”)	● A Singapore company ● Incorporated on July 1, 2021 ● Engaged in treasury management activities	100% owned by Bit Digital, Inc.
Golden Bull USA, Inc. (“Golden Bull USA”) (Disposed on March 16, 2022)	● A United States company ● Incorporated on June 3, 2019 ● Inactive	100% owned by Bit Digital, Inc.